UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:


     Thomas B. Ellis     Boston, Massachusetts     August 14, 2008
     Todd B. Hammer      Boston, Massachusetts     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $846,141 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    67649  1350000 SH       SOLE                  1350000
AMERIPRISE FINL INC            COM              03076C106    58952  1449529 SH       SOLE                  1449529
BEARINGPOINT INC               COM              074002106    14503 17904638 SH       SOLE                 17904638
BORDERS GROUP INC              COM              099709107    16770  2794974 SH       SOLE                  2794974
BRISTOW GROUP INC              COM              110394103    73087  1476800 SH       SOLE                  1476800
CARTER INC                     COM              146229109     4083   295473 SH       SOLE                   295473
CVR ENERGY INC                 COM              12662P108    34128  1772900 SH       SOLE                  1772900
DISH NETWORK CORP              CL A             25470M109    68515  2340000 SH       SOLE                  2340000
FIRST AMERN CORP CALIF         COM              318522307    40548  1535900 SH       SOLE                  1535900
GENTEK INC                     COM NEW          37245X203    13969   519500 SH       SOLE                   519500
INFINERA CORPORATION           COM              45667G103     1696   192300 SH       SOLE                   192300
MCDERMOTT INTL INC             COM              580037109     6189   100000 SH       SOLE                   100000
NEXCEN BRANDS INC              COM              653351106     1374  2453690 SH       SOLE                  2453690
NRG ENERGY INC                 COM NEW          629377508    47190  1100000 SH       SOLE                  1100000
OMNICARE INC                   COM              681904108    39330  1500000 SH       SOLE                  1500000
QUADRAMED CORP                 COM              74730W101     5152   512674 SH       SOLE                   512674
RELIANT ENERGY INC             COM              75952B105    30507  1434267 SH       SOLE                  1434267
REPUBLIC AWYS HLDGS INC        COM              760276105    13335  1539800 SH       SOLE                  1539800
SPARK NETWORKS INC             COM              84651P100     5656  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     6044  1125500 SH       SOLE                  1125500
TAL INTL GROUP INC             COM              874083108    45166  1986178 SH       SOLE                  1986178
TRIPLE-S MGMT CORP             CL B             896749108    26160  1600000 SH       SOLE                  1600000
URS CORP NEW                   COM              903236107    78064  1860000 SH       SOLE                  1860000
VALASSIS COMMUNICATIONS INC    COM              918866104    37048  2959100 SH       SOLE                  2959100
WELLPOINT INC                  COM              94973V107    97226  2040000 SH       SOLE                  2040000
WINTHROP RLTY TR               SH BEN INT       976391102    13800  3833401 SH       SOLE                  3833401